RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Credit risk) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Credit Risk Exposure [Line Items]
Cash and cash equivalents	$ 173	$ 799	$ 223	$ 63
Restricted cash	181	284	284
Financial instrument assets			185
Due from related parties	65	60
Total			$ 502
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Cash and cash equivalents	173	799
Restricted cash	181	284
Trade and other current receivables excluding prepaid	493	442
Financial instrument assets	184	185
Due from related parties	65	60
Total	$ 960	$ 502